Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	[1]	Dec. 31, 2018	[1]
Cash and Cash Equivalents
Petty cash	€ 2	€ 2
Cash at banks	129,854	102,142
Total cash and cash equivalents	€ 129,856	€ 102,144	[1]	€ 59,571		€ 47,139

[1]	Certain amounts have been reclassified from prior years’ financial statements to conform to the current presentation.